Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

						Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs[2]		Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return[3]	Net Income ($ millions)	Company Selected Measure (CSM) –Adjusted Non-GAAP EPS[4]
2022	$21,398,135	$64,088,705	$5,769,810	[5]	$13,893,269	$292.18	$133.61	$6,245	$8.84
2021	$21,509,985	$75,705,116	$4,730,690	[6]	$4,563,545	$217.66	$121.90	$5,582	$8.25
2020	$23,708,629	$51,253,831	$6,787,934	[7]	$10,732,708	$131.06	$102.07	$6,194	$6.89

Company Selected Measure Name	adjusted non-GAAP EPS
Named Executive Officers, Footnote [Text Block]	The average CAP for 2022 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Ms. Hakim and Mr. Jonsson.The average CAP for 2021 comprised compensation for Ms. Ashkenazi, Dr. Skovronsky, Mr. Van Naarden, Mr. Rau, and Mr. Smiley. Ms. Ashkenazi succeeded Mr. Smiley as CFO on February 9, 2021 when Mr. Smiley resigned his position.The average CAP for 2020 comprised compensation for Mr. Smiley, Dr. Skovronsky, Ms. Hakim and Mr. Zulueta.
Peer Group Issuers, Footnote [Text Block]	The peer group used for calculating Peer Group Total Shareholder Return is the same peer group used by the company for benchmarking compensation, setting the growth goals for the performance award and for determining relative total shareholder return performance for the relative value award.
PEO Total Compensation Amount	$ 21,398,135	$ 21,509,985	$ 23,708,629
PEO Actually Paid Compensation Amount	$ 64,088,705	75,705,116	51,253,831
Adjustment To PEO Compensation, Footnote [Text Block]	The PEO Summary Compensation Table to compensation actually paid reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Summary Compensation Table Change in Pension Value	Change in year-end value of prior years’ awards unvested on 31-Dec-2022 plus change in value of prior year’s awards that vested in 2022	Pension Service Cost for each calendar year	PEO CAP
	a	b	c	d	e	a-b-c+d+e
2022	$21,398,135	$16,981,250	$0	$59,048,474	$623,346	$64,088,705
2021	$21,509,985	$14,966,000	$2,442,235	$70,922,494	$680,872	$75,705,116
2020	$23,708,629	$13,587,500	$5,883,924	$46,356,324	$660,302	$51,253,831

Non-PEO NEO Average Total Compensation Amount	$ 5,769,810	4,730,690	6,787,934
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,893,269	4,563,545	10,732,708
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The average non-PEO NEO Summary Compensation Table to CAP reconciliation is summarized in the following table:

Year	Summary Compensation Table Total	Summary Compensation Table Equity	Summary Compensation Table Change in Pension Value	Change in value of prior year’s awards unvested on 31-Dec-2022 plus change in value of prior year’s awards that vested in FY 2022	Pension Service Cost for each calendar year	Non-PEO NEO CAP
	a	b	c	d	e	a-b-c+d+e
2022	$5,769,810	$3,553,000	$93,171	$11,584,337	$185,293	$13,893,269
2021	$4,730,690	$3,115,360	$159,911	$2,972,681	$135,445	$4,563,545
2020	$6,787,934	$3,665,898	$1,448,154	$8,871,572	$187,254	$10,732,708

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Lilly’s relative TSR outperformance was likely substantially attributable to strong developments in our product pipeline and was a significant contributor to the PEO and non-PEOs’ compensation over the three-year period. While the PEO CAP grew with each successive year of TSR outperformance, the highest growth occurred during 2021 when Lilly’s TSR was 66 percent compared to 19 percent for the peer group. Non-PEO average CAP was impacted by the shifting of non-PEO membership by at least three members each year and the cancellation of compensation for the company's former CFO, who departed during the 2021 reporting year.
Compensation Actually Paid vs. Net Income [Text Block]
Lilly does not currently utilize GAAP or non-GAAP net income as a metric in any of its incentive programs; however, non-GAAP net income generally moves in a similar direction as our most important company selected measure (CSM), adjusted non-GAAP EPS. Generally, CAP is not heavily correlated with GAAP net income because GAAP net income includes certain items that the Talent and Compensation Committee believes are not reflective of the underlying performance of the business. By excluding the impact of (i) amortization of intangible assets primarily associated with costs of marketed products acquired or licensed from third parties, (ii) net losses or gains on investments in equity securities, and (iii) other specified items that are not reflective of underlying business performance, the Talent and Compensation Committee believes non-GAAP net income better represents the operating performance of the company and is more correlated to CAP. For comparison purposes, the graph below reflects both GAAP net income and non-GAAP net income against PEO and average NEO CAP. For additional information on non-GAAP financial metrics, see Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
	* GAAP Net Income and non-GAAP Net Income are discrete outcomes. Trend lines added to depict alignment with PEO and average non-PEO CAP.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Lilly has chosen adjusted non-GAAP EPS as its most important CSM. Lilly leverages annual non-GAAP EPS derived from the board-approved business plan to set targets for the Lilly bonus. Additionally, Lilly uses a non-GAAP EPS derived from the median external analyst anticipated two-year non-GAAP EPS growth for our peer group to set our growth goal for our performance award. While these two approaches differ in performance period duration and source of performance comparison, significant sustained profitability growth can contribute to higher total CAP as seen in the graphic below. For additional information on non-GAAP financial metrics, see Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
* Adjusted non-GAAP EPS data points are discrete outcomes. Trend lines added to depict alignment with PEO and average non-PEO CAP.

Total Shareholder Return Vs Peer Group [Text Block]	Over the immediately preceding three-year period, the company’s total shareholder return (TSR) significantly exceeded the peer group’s TSR. The company’s chosen peer group is the same as the group used for benchmarking compensation, setting growth goals for the performance award and for determining relative TSR performance for the relative value award, which will pay out for the first time in early 2023.
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted non-GAAP EPS[1]
Total Shareholder Return
Revenue

Total Shareholder Return Amount	$ 292.18	217.66	131.06
Peer Group Total Shareholder Return Amount	133.61	121.90	102.07
Net Income (Loss)	$ 6,245,000,000	$ 5,582,000,000	$ 6,194,000,000
Company Selected Measure Amount | $ / shares	8.84	8.25	6.89
Additional 402(v) Disclosure [Text Block]	The Talent and Compensation Committee believes in pay for performance and has structured the Lilly compensation programs to reward leaders when the company is delivering strong results. Lilly has had strong cumulative TSR and EPS growth over the immediately preceding three-year period. As a result of this strong performance, shareholders have been rewarded with significant total stock returns and leadership has been rewarded with above target payouts from their incentive compensation programs.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted non-GAAP EPS
Non-GAAP Measure Description [Text Block]	For pay versus performance analysis, adjusted non-GAAP EPS aligns with the adjusted non-GAAP EPS values for performance awards in Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”For pay versus performance analysis, adjusted non-GAAP EPS aligns with the adjusted non-GAAP EPS values for performance awards in Appendix A, “Summary of Adjustments Related to the Annual Cash Bonus and Performance Award.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount		0.66
Measure Name	Total Shareholder Return
Other Performance Measure Amount, Peer Group		0.19
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Lilly strives to make breakthrough medicines available to patients around the globe. Given a growing portfolio of new medicines, we motivate our entire workforce to reach as many patients as possible. The combination of a strong product portfolio and effective patient delivery yields higher sales volume and, generally, higher total revenue. A decline in product portfolio quality or effective launch execution reduces revenue. As such, revenue is one of our most important measures to ensure we are consistently growing the number of patients we serve. Our revenue curve over the preceding three-year period aligns with the growth in PEO and average non-PEO CAP.
* Revenue data points are discrete outcomes. Trend lines added to depict alignment with PEO and average non-PEO CAP.

Measure Name	Revenue
PEO [Member] | Adjustment, Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,981,250	$ 14,966,000	$ 13,587,500
PEO [Member] | Adjustment, Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,442,235	5,883,924
PEO [Member] | Adjustment, Change In Year-End Value Of Prior Years' Unvested Awards Plus Change In Fair Value Of Prior Years' Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,048,474	70,922,494	46,356,324
PEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 623,346	680,872	660,302
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Incentive Pay Percent	0.82
Non-PEO NEO [Member] | Adjustment, Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,553,000	3,115,360	3,665,898
Non-PEO NEO [Member] | Adjustment, Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	93,171	159,911	1,448,154
Non-PEO NEO [Member] | Adjustment, Change In Year-End Value Of Prior Years' Unvested Awards Plus Change In Fair Value Of Prior Years' Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,584,337	2,972,681	8,871,572
Non-PEO NEO [Member] | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 185,293	$ 135,445	$ 187,254
Non-PEO NEO [Member] | Ashkenazi [Member]
Pay vs Performance Disclosure [Table]
Incentive Pay Percent | $ / shares	0.92